Schedule of Reconciliation Income Tax Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax provision at statutory rate		$ (588)
Tax provision at statutory rate		21.00%		21.00%
State income taxes, net of federal benefit	[1]	$ 1
State income taxes, net of federal benefit		0.00%	[1]	1.20%
Foreign tax effects		$ (7)
Foreign tax effects, percentage		0.30%
Effects of cross-border transactions		$ (12)
Effects of cross-border transactions, percentage		0.40%
Nontaxable or nondeductible items		$ (275)
Nontaxable or nondeductible items, percentage		9.80%
Stock-based compensation expense		$ 85
Stock-based compensation expense		(3.00%)		(100.00%)
Change in valuation allowance		$ 731
Change in valuation allowance		(26.10%)		(17.90%)
Other, net		$ 66
Other, net		(2.40%)		0.40%
Permanent differences - other				(1.20%)
Change in fair value of convertible notes				(1.50%)
SEPA commitment fee				(1.00%)
Total income tax provision		$ 1		$ 2
Effective income tax rate		0.00%		0.00%

[1]	During the year ended December 31, 2025, state minimum taxes in California and Massachusetts comprised greater than 50% of the tax effect in this category.